UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Silver Point Capital, L.P.

Address:   Two Greenwich Plaza
           Greenwich, CT  06830


Form 13F File Number: 028-11466


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frederick H. Fogel
Title:  Authorized Signatory
Phone:  (203) 542-4000

Signature,  Place,  and  Date  of  Signing:

/s/ Frederick H. Fogel             Greenwich, CT                      8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      210,289
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC     COM NEW          026874784   25,655   875,000 SH       DEFINED               875,000      0    0
ARGO GROUP INTL HLDGS LTD   COM              G0464B107   28,680   965,000 SH       DEFINED               965,000      0    0
BANK OF AMERICA CORPORATION COM              060505104   21,106 1,925,750 SH       DEFINED             1,925,750      0    0
BARCLAYS BK PLC             IPATH S&P MT ETN 06740C519    3,778    75,000 SH       DEFINED                75,000      0    0
BRIDGEPOINT ED INC          COM              10807M105   23,675   947,000 SH       DEFINED               947,000      0    0
CITIGROUP INC               CALL             172967904       28     2,000     CALL DEFINED                 2,000      0    0
DANA HLDG CORP              COM              235825205      249    13,622 SH       DEFINED                13,622      0    0
DELTA AIR LINES INC DEL     COM NEW          247361702      110    11,949 SH       DEFINED                11,949      0    0
FORD MOTOR CO DEL           CALL             345370900       45     5,000     CALL DEFINED                 5,000      0    0
GENERAL MTRS CO             COM              37045V100      641    21,102 SH       DEFINED                21,102      0    0
GENERAL MTRS CO             *W EXP 07/10/201 37045V118      411    19,183 SH       DEFINED                19,183      0    0
GENERAL MTRS CO             *W EXP 07/10/201 37045V126      306    19,183 SH       DEFINED                19,183      0    0
GRACE W R & CO DEL NEW      COM              38388F108   11,408   250,000 SH       DEFINED               250,000      0    0
NAVISTAR INTL CORP NEW      COM              63934E108    2,097    35,000 SH       DEFINED                35,000      0    0
QUAD / GRAPHICS INC         COM CL A         747301109   14,961   385,000 SH       DEFINED               385,000      0    0
RADNET INC                  COM              750491102    5,588 1,270,000 SH       DEFINED             1,270,000      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS R   780097747    3,084   187,700 SH       DEFINED               187,700      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PFD SER P    780097762    3,011   182,600 SH       DEFINED               182,600      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SER N   780097770    3,659   214,500 SH       DEFINED               214,500      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF M    780097796    3,894   226,400 SH       DEFINED               226,400      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S    780097739    3,936   227,500 SH       DEFINED               227,500      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q   780097754    3,653   209,600 SH       DEFINED               209,600      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T    780097713    2,725   145,000 SH       DEFINED               145,000      0    0
SPDR S&P 500 ETF TR         PUT              78462F953    5,040    20,000     PUT  DEFINED                20,000      0    0
SUNOCO INC                  COM              86764P109   33,368   800,000 SH       DEFINED               800,000      0    0
TBS INTERNATIONAL PLC       CL A SHS         G8657Q104      107    58,000 SH       DEFINED                58,000      0    0
TORCH ENERGY ROYALTY TRUST  UNIT BEN INT     891013104    9,076 5,931,709 SH       DEFINED             5,931,709      0    0


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